Company Business - Summary of Significant Investments in Subsidiaries (Parenthetical) (Detail)		12 Months Ended
	Dec. 13, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Parent Entity Information [line items]
Country of incorporation		Mexico
Farmacias Yza [member]
Disclosure Of Parent Entity Information [line items]
Percent of ownership interest		18.60%
Grupo Socofar [member]
Disclosure Of Parent Entity Information [line items]
Percent of ownership interest	40.00%	100.00%	60.00%